Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses
Schedule of accrued expenses

As of December 31,	2023	2022	2021
Accrued payroll related taxes	25,581	15,645	15,842
Accrued voyage expenses	456,344	1,021,539	30,406
Accrued loan interest	1,780,885	3,781,363	1,254,301
Accrued social insurance contributions	164,406	91,573	94,530
Accrued operating expenses	1,001,994	1,036,952	826,166
Other accrued expenses	55,832	77,827	402,500
Total	3,485,042	6,024,899	2,623,745